Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments	$ 280,965	$ 256,010
Commitments to Extend Credit [Member]
Commitments	280,379	255,429
Financial Standby Letter of Credit [Member]
Commitments	$ 586	$ 581